ACQUIRED INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Sep. 30, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]
Acquired intangible assets, net consist of the following:

	September 30,
	2012	2013
	RMB	RMB

Technology rights for licensed seeds	78,323	80,602
Distribution network	6,739	6,739
Others	4,763	4,976

	89,825	92,317
Accumulated amortization	(59,926)	(64,886)
Impairment provision	(4,314)	(4,314)

Acquired intangible assets, net	25,585	23,117

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]	Amortization expense on these intangible assets for each of the next five years is as follows:
Year ending September 30,	RMB

2014	4,127
2015	3,184
2016	2,721
2017	1,792
2018	1,520

Total	13,344